Restatement and Correction of an Error - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Amortization of debt discount	$ 703	$ 619,622	$ 2,044,241	$ 1,783,597
Increase (decrease) in accumulated deficit	(44,522,174)		(42,382,291)	(32,774,456)	$ (25,987,606)
Gain (loss) on the extinguishment			(1,064,692)	0
Fair value of the warrants	1,152,065		826,980	3,846,319
Amortization expense	$ 24,101	$ 23,414	$ 94,298	$ 94,162
Basic net loss per share	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.29)
Diluted net loss per share	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.29)
Net loss	$ (1,828,715)	$ (1,458,260)	$ (9,051,334)	$ (6,478,923)
Weighted average shares outstanding , Basic	18,303,103	40,096,825	28,546,036	23,139,165
Weighted average shares outstanding , Diluted	18,303,103	40,096,825	28,546,036	23,139,165
Error Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Amortization of debt discount				$ 1,729,911
Increase (decrease) in accumulated deficit				(4,392,451)
Amortization expense				$ (9,494)
Basic net loss per share				$ (0.13)
Diluted net loss per share				$ (0.13)
Net loss				$ (4,235,482)
Weighted average shares outstanding , Basic				9,441,105
Weighted average shares outstanding , Diluted				9,441,105
Error Correction [Member] | Intangible Asset [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in accumulated deficit				$ (5,218)
Intangible assets carrying value				$ 78,009
Intangible asset estimated useful lives				10 years
Amortization expense				$ 9,494
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in accumulated deficit				(28,382,005)	$ (25,830,637)
Amortization expense				$ 103,656
Basic net loss per share				$ (0.16)
Diluted net loss per share				$ (0.16)
Net loss				$ (2,243,441)
Weighted average shares outstanding , Basic				13,698,060
Weighted average shares outstanding , Diluted				13,698,060
Derivative Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Short-term derivative liabilities				$ 3,813,019
Long-term derivative liabilities				33,300
Loss on derivative				2,515,065
Related party convertible notes				995,369
Derivative Liability [Member] | Error Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in accumulated deficit				1,351,531
Series A Preferred Stock [Member] | Error Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in accumulated deficit				(98,325)
Additional paid-in capital				98,325
Series A Preferred Stock [Member] | As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain (loss) on the extinguishment				(425,396)
Dividends				$ 39,979
Warrants issued				1,096,660
Series A Preferred Stock [Member] | As Previously Reported [Member] | Warrant [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Fair value of the warrants				$ 98,525
Series B Preferred Stock [Member] | Error Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in accumulated deficit				(72,522)
Additional paid-in capital				72,522
Amortization of debt discount				957,454
Series B Preferred Stock [Member] | As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity, period increase (decrease)				1,029,976
Series B Preferred Stock [Member] | As Previously Reported [Member] | Warrant [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Fair value of the warrants				$ 72,522